Issued Capital	12 Months Ended
Apr. 30, 2022
Disclosure of classes of share capital [abstract]
Issued Capital
10.	Issued Capital

10.1	Common Shares
The authorized share capital of the Company is comprised of an unlimited number of common shares and an unlimited number of preferred shares issuable in series without par value.
Public Offering
On May 20, 2021, the Company completed a public offering by way of short form prospectus of 6,100,000 common shares (the “Offered Shares”) at a price of $4.10 per Offered Share (the “Offering Price”) for gross proceeds of $25,010. Pursuant to an underwriting agreement dated May 10, 2021, among the Company and the underwriters, the Company granted the underwriters an option, exercisable at the Offering Price for a period of 30 days following the closing of the public offering, to purchase up to an additional 15% of the number of Offered Shares sold under the public offering to cover over-allotments, if any. The underwriters did not exercise the over-allotment option and it expired on June 18, 2021.
UEC purchased 1,000,000 Offered Shares, representing 16.39% of the number of Offered Shares, on the same terms as the public offering.
At-the-Market
Equity Program
On August 18, 2021, the Company entered into an equity distribution agreement with a syndicate of agents led by BMO Nesbitt Burns Inc., and including BMO Capital Markets Corp., H.C. Wainwright & Co. LLC, Canaccord Genuity Corp., Canaccord Genuity LLC, Paradigm Capital Inc., TD Securities Inc. and TD Securities (USA) LLC (collectively, the “Agents”), for an at-the-market
equity program (the “ATM Program”).
The Distribution Agreement allows the Company to distribute up to US$40 million (or the equivalent in Canadian dollars) of common shares of the Company (the “ATM Shares”) under the ATM Program. The ATM Shares are issued by the Company to the public from time to time, through the Agents, at the Company’s discretion. The ATM Shares sold under the ATM Program are sold at the prevailing market price at the time of sale. Unless earlier terminated by the Company or the Agents as permitted therein, the Distribution Agreement will terminate upon the earlier of (a) the date that the aggregate gross sales proceeds of the ATM Shares sold under the ATM Program reaches the aggregate amount of US$40 million (or the equivalent in Canadian dollars); or (b) September 1, 2022.
During the year ended April 30, 2022, the Company issued 6,175,771 common shares under the ATM Program for gross proceeds of $35,231 with aggregate commissions paid or payable to the Agents and other share issue costs of $881.
Trade Restrictions
Common shares subject to certain hold periods are set out as follows:

Number of Common Shares
Common shares issued at $0.10 per share	6,000,006
The common shares issued pursuant to the subscription agreements at $0.10 per share are subject to contractual hold periods, which will expire as follows:
a) 2,999,994 common shares on June 11, 2022, which expired subsequent to April 30, 2022, and
b) 3,000,012 common shares on December 11, 2022.

10.2	Reserves
The following outlines the movements of the Company’s warrants and options:

	Warrants ($)	Share Options ($)	Total ($)
Balance, as at April 30, 2020	7,076	—	7,076
Common shares issued upon exercise of warrants	(724)	—	(724)
Balance, as at April 30, 2021	6,352	—	6,352
Common shares issued upon exercise of warrants	(1,922)	—	(1,922)
Common shares issued upon exercise of options	—	(210)	(210)
Share-based compensation	—	1,268	1,268
Balance, as at April 30, 2022	4,430	1,058	5,488

Common Share Purchase Warrants
During the year ended April 30, 2022, 7,543,495 warrants were exercised, and 17,584,842 warrants were outstanding as at April 30, 2022.
As at April 30, 2022, there are 17,489,254 Listed Warrants at an exercise price of $2.00 per share (Note 1), and 95,588 unlisted common share purchase warrants (the “Unlisted Warrants”). The Unlisted Warrants are exercisable into one common share at an exercise price of $1.40 per share until December 6, 2024.
Share Options
The following outlines movements of the Company’s share options:

	Number of options	Weighted Average Exercise Price ($)

Balance at April 30, 2021	—	—
Granted	923,950	3.62
Forfeited	(16,450)	3.96
Exercised	(152,500)	3.49

Balance at April 30, 2022	755,000	3.64

On May 31, 2021, the Company granted 675,000 share options at an exercise price of $3.49 per share and 50,000 share options at an exercise price of $4.10 to directors, officers and employees. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter. In addition, the Company granted 150,000 share options at an exercise price of $3.49 per share to a consultant. These share options are exercisable for a period of 2 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 4, 8 and 12 months thereafter.
On September 15, 2021, the Company granted 43,950 share options at an exercise price of $5.46 per share to a director and an employee. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
On January 13, 2022, the Company granted 5,000 share options at an exercise price of $4.93 per share to an employee. These share options are exercisable for a period of 5 years from the date of grant and will vest as follows: (a) 25% on the grant date; and (b) 25% on each of the dates that are 6, 12 and 18 months thereafter.
Subsequent to April 30, 2022, 343,750 share options were granted by the Company (Note 17).
During the year ended April 30, 2022, the Company issued 152,500 common shares in respect of share options exercised for gross proceeds of $532. The weighted average share price at exercise was $4.76.
The fair value of the share options granted was estimated at the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions:

Risk-free interest rate	0.48%
Expected life (years)	3.68
Expected volatility	61.77%
Expected dividend yield	0.00%
Estimated forfeiture rate	3.93%

As there is insufficient trading history of the Company’s common shares prior to the date of grant, the expected volatility is based on the historical share price volatility of a group of comparable companies in the sector in which the Company operates over a period similar to the expected life of the share options.
A summary of share options outstanding and exercisable at April 30, 2022, are as follows:

	Options Outstanding			Options Exercisable

Exercise Price ($)	Number of Options Outstanding	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)	Number of Options Exercisable	Weighted Average Exercise Price ($)	Weighted Average Remaining Contractual Life (years)
3.49	660,000	3.49	3.92	297,500	3.49	4.09
4.10	50,000	4.10	4.09	25,000	4.10	4.09
4.93	5,000	4.93	4.71	1,250	4.93	4.71
5.46	40,000	5.46	4.38	20,000	5.46	4.38

	755,000	3.64	3.96	343,750	3.65	4.11

The Company uses the Black-Scholes option pricing model to calculate the fair value of share options. The amount of share-based compensation expense recognized by the Company during the year ended April 30, 2022 was $1,268 (2021: Nil).

10.3	Long Term Incentive Plan
The Company has adopted the long term incentive plan (the “LTIP”) which provides that the Board of Directors may, from time to time, in its discretion, grant awards of restricted share units, performance share units, deferred share units, options and stock appreciation rights to directors, key employees and consultants. The LTIP is available to directors, key employees and consultants of the Company, as determined by the Board of Directors. The aggregate number of common shares issuable under the LTIP in respect of awards shall not exceed 10,775,285 common shares. As at April 30, 2022, 923,950 share options were granted and 9,867,785 common shares remain available for issuance under the LTIP.
So long as it may be required by the rules and policies of the
TSX-V:
(a) the total number of common shares issuable to any participant under the LTIP, at any time, together with common shares reserved for issuance to such participant under any other security-based compensation arrangements of the Company, shall not exceed 5% of the issued and outstanding common shares; (b) the total number of common shares issuable to insiders within any one-year
period and at any given time under the LTIP, together with any other security-based compensation arrangement of the Company, shall not exceed 10% of the issued and outstanding common shares; and (c) the total number of common shares issuable to non-executive
directors (excluding the Chair of the Board, if any) under the LTIP shall not exceed 3% of the issued and outstanding common shares.

The number of options to be granted, the exercise price(s) and the time(s) at which an option may be exercised shall be determined by the Board, in its sole discretion, provided that the exercise price of options shall not be lower than the exercise price permitted by the
TSX-V,
and further provided that the term of any option shall not exceed ten years. So long as it may be required by the rules and policies of the
TSX-V:
(a) options shall not be granted if the exercise thereof would result in the issuance of more than 2% of the issued common shares in any twelve-month period to any one consultant or to persons conducting investor relations activities; and (b) the grant value of common shares issued or reserved for issuance pursuant to options granted under the LTIP to any one non-executive
director (excluding the Chair of the Board, if any) plus the number of common shares that are reserved at that time for issue or are issuable to such non-executive
director pursuant to any other security-based compensation agreement shall not exceed $100,000 in any fiscal year, calculated by the Company as of the grant date. All options granted under the LTIP to persons providing investor relations activities will vest and become exercisable over a period of not less than twelve months, with no more than one quarter of such options vesting and becoming exercisable in any three month period.